Inventory (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of inventories [text block] [Abstract]
Scheduleo of inventory
	As at June 30, 2021	As at December 31, 2020
Robots at warehouse	$2,553,957	$252,411
Robots in transit	-	242,670
Inventory	$2,553,957	$495,081